Commitments and Contingencies (Details) ¥ in Millions	Sep. 30, 2023 USD ($)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Apr. 30, 2017 USD ($)
Commitment and Contingencies [Line Items]
Guarantee contract		$ 2,740,665	¥ 20
Paid settlement amount	$ 710,000
Shanghai Pudong Development Bank [Member]
Commitment and Contingencies [Line Items]
Principal amount				$ 2,900,000